Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
The Partnership uses derivative instruments in accordance with its overall risk management policy.
Foreign Exchange Risk
The Partnership entered into cross currency swaps concurrently with the issuance of its NOK-denominated senior unsecured bonds (see Note 10), and pursuant to these swaps, the Partnership receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2020, 2021 and 2023, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross currency swaps as at December 31, 2018.

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
1,000,000	134,000	NIBOR	3.70%	5.92%	(18,315)	1.4
1,200,000	146,500	NIBOR	6.00%	7.72%	(4,727)	2.8
850,000	102,000	NIBOR	4.60%	7.89%	(6,080)	4.7
					(29,122)

Interest Rate Risk

The Partnership enters into interest rate swaps which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on certain of its outstanding floating-rate debt. As at December 31, 2018, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	30,000	(519)	0.5	4.9%
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	131,250	(16,494)	10.0	5.2%
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	32,134	(66)	2.6	2.8%
U.S. Dollar-denominated interest rate swaps(iii)(iv)	LIBOR	336,316	(12,787)	2.0	3.4%
U.S. Dollar-denominated interest rate swaps(iv)	LIBOR	91,000	174	0.0	1.7%
U.S. Dollar-denominated interest rate swaps(iv)	LIBOR	184,005	3,167	8.0	2.3%
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	86,477	(11,092)	4.7	3.8%
			(37,617)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at December 31, 2018, ranged from 0.30% to 3.25%.

(ii)	Principal amount reduces semi-annually.

(iii)	These interest rate swaps are subject to mandatory early termination in 2020 and 2021, whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reduces quarterly.

As at December 31, 2018, the Partnership had multiple interest rate swaps and cross currency swaps with the same counterparty that are subject to the same master agreement. Each of these master agreements provide for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these derivative instruments is presented on a gross basis in the Partnership’s consolidated balance sheets. As at December 31, 2018, these interest rate swaps and cross currency swaps had an aggregate fair value asset of $3.2 million (December 31, 2017 – $4.5 million) and an aggregate fair value liability of $53.6 million (December 31, 2017 – $81.5 million). As at December 31, 2018, the Partnership had $6.8 million (December 31, 2017 – $22.3 million) on deposit as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash – current and long-term on the Partnership’s consolidated balance sheets.
Credit Risk
The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.
Other Derivatives
In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative asset at December 31, 2018 was $1.1 million (December 31, 2017 – an asset of $1.6 million).

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable/Advances to affiliates $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2018
Interest rate swap agreements	188	795	2,362	(2,729)	(6,875)	(31,358)
Cross currency swap agreements	—	—	—	(713)	(4,729)	(23,680)
Toledo Spirit time-charter derivative	1,021	40	—	—	—	—
	1,209	835	2,362	(3,442)	(11,604)	(55,038)
As at December 31, 2017
Interest rate swap agreements	—	108	1,130	(4,101)	(34,614)	(35,629)
Interest rate swaption agreements	—	—	—	—	(2)	—
Cross currency swap agreements	—	—	5,042	(810)	(44,523)	(10,168)
Toledo Spirit time-charter derivative	678	970	—	—	—	—
	678	1,078	6,172	(4,911)	(79,139)	(45,797)

Realized and unrealized gains (losses) relating to non-designated interest rate swap agreements, interest rate swaption agreements, and the Toledo Spirit time-charter derivative are recognized in earnings and reported in realized and unrealized gain (loss) on non-designated derivative instruments in the Partnership’s consolidated statements of income. The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Year Ended December 31,
	2018 $			2017 $			2016 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(14,654)	31,061	16,407	(18,825)	12,393	(6,432)	(25,940)	15,627	(10,313)
Interest rate swaption agreements	—	2	2	—	945	945	—	(164)	(164)
Interest rate swap and swaption agreements termination	(13,681)	—	(13,681)	(610)	—	(610)	—	—	—
Toledo Spirit time-charter derivative	1,480	(930)	550	678	110	788	(654)	3,970	3,316
	(26,855)	30,133	3,278	(18,757)	13,448	(5,309)	(26,594)	19,433	(7,161)

Unrealized and realized gains (losses) relating to cross currency swap agreements are recognized in earnings and reported in foreign currency exchange gain (loss) in the Partnership’s consolidated statements of income. The effect of the gain (loss) on these derivatives on the Partnership's consolidated statements of income is as follows:

	Year Ended December 31,
	2018 $			2017 $			2016 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	(6,533)	21,240	14,707	(9,344)	49,047	39,703	(9,063)	28,905	19,842
Cross currency swap agreements termination	(42,271)	—	(42,271)	(25,733)	—	(25,733)	(17,711)	—	(17,711)
	(48,804)	21,240	(27,564)	(35,077)	49,047	13,970	(26,774)	28,905	2,131

For the years ended December 31, 2018, 2017 and 2016, the following tables present the effective and ineffective portion of losses on interest rate swap agreements designated and qualifying as cash flow hedges. The following tables exclude any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Year Ended December 31, 2018
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
2,128	(152)	740	Interest expense
2,128	(152)	740

Year Ended December 31, 2017
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
429	(427)	(740)	Interest expense
429	(427)	(740)

Year Ended December 31, 2016
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
590	—	—	Interest expense
590	—	—

(i)	Effective portion of designated and qualifying cash flow hedges recognized in other comprehensive (loss) income.

(ii)	Effective portion of designated and qualifying cash flow hedges recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings.

(iii)	Ineffective portion of designated and qualifying cash flow hedges.